Payroll, staff and employee benefits obligations - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits obligations
Restructuring reserves (early retirement plans)	$ 52	$ 72	$ 54
TOTAL	1,753	1,993	1,829
Pension benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	1,290	1,453	1,308
Other benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	$ 411	$ 468	$ 467